Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	€ 539	€ 656
Current financial assets related to Mobile Financial Services activities	3,262	2,742
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Financial assets	4,372	5,545
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Isolation of electronic money	1,318	1,242
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	532	526
Totem, operating segment [Member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	757	748
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Orange brand [member]
Disclosure of operating segments [line items]
Intangible assets	3,133
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	1,692	1,746
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	644	772
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Mobile Financial Services activities	539
Current financial assets related to Mobile Financial Services activities	3,271	2,747
Current financial assets related to Mobile Financial Services activities, trade receivables sold by subsidiary	€ 569	519
Mobile Financial Services, operating segment [member] | Operating segments [member] | Installment receivables [member]
Disclosure of operating segments [line items]
Current financial assets related to Mobile Financial Services activities, trade receivables sold by subsidiary		€ 519